Risk Management and Financial Instruments (Details) - Schedule of Open Balance Sheet Position of Derivative Assets and Liabilities - Seara Alimentos [Member] - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Schedule of Open Balance Sheet Position of Derivative Assets and Liabilities [Line Items]
Designated as hedge accounting	$ 183
Not designated as hedge accounting		504
Derivatives assets [Member]
Schedule of Open Balance Sheet Position of Derivative Assets and Liabilities [Line Items]
Current assets	9,613	4,977
Non-current assets
Interests [Member]
Schedule of Open Balance Sheet Position of Derivative Assets and Liabilities [Line Items]
Not designated as hedge accounting		504
Derivative liabilities [Member]
Schedule of Open Balance Sheet Position of Derivative Assets and Liabilities [Line Items]
Current liabilities
Designated as Hedge Accounting [Member]
Schedule of Open Balance Sheet Position of Derivative Assets and Liabilities [Line Items]
Designated as hedge accounting	183
Currency [member]
Schedule of Open Balance Sheet Position of Derivative Assets and Liabilities [Line Items]
Designated as hedge accounting	183
Not designated as hedge accounting	9,430	4,977
Not Designated as Hedge Accounting [Member]
Schedule of Open Balance Sheet Position of Derivative Assets and Liabilities [Line Items]
Not designated as hedge accounting